Equity - Summary of Share Based Compensation Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.67	$ 0.65
Number outstanding at December 31, 2022	8,036,062	9,591,304	9,166,946
Number exercisable at December 31, 2022	7,303,499
Exercise Price 9.23 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.23
Number outstanding at December 31, 2022	434,484
Weighted average remaining contractual life (in years)	8 years 7 months 13 days
Number exercisable at December 31, 2022	86,465
Exercise Price 1.11 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.11
Number outstanding at December 31, 2022	199,138
Weighted average remaining contractual life (in years)	7 years 25 days
Number exercisable at December 31, 2022	152,183
Exercise Price 0.93 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.93
Number outstanding at December 31, 2022	2,835
Weighted average remaining contractual life (in years)	7 years 4 months 9 days
Number exercisable at December 31, 2022	1,770
Exercise Price 0.64 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.64
Number outstanding at December 31, 2022	882,757
Weighted average remaining contractual life (in years)	7 years 6 months 14 days
Number exercisable at December 31, 2022	555,280
Exercise Price 0.62 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.62
Number outstanding at December 31, 2022	225,857
Weighted average remaining contractual life (in years)	6 years 1 month 9 days
Number exercisable at December 31, 2022	216,810
Exercise Price 0.47 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.47
Number outstanding at December 31, 2022	47,937
Weighted average remaining contractual life (in years)	5 years 1 month 2 days
Number exercisable at December 31, 2022	47,937
Exercise Price 0.14 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.14
Number outstanding at December 31, 2022	1,001,729
Weighted average remaining contractual life (in years)	4 years 3 days
Number exercisable at December 31, 2022	1,001,729
Exercise Price 0.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.07
Number outstanding at December 31, 2022	502,342
Weighted average remaining contractual life (in years)	5 years 14 days
Number exercisable at December 31, 2022	502,342
Exercise Price 0.06 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.06
Number outstanding at December 31, 2022	4,738,983
Weighted average remaining contractual life (in years)	3 years 7 months 20 days
Number exercisable at December 31, 2022	4,738,983